ORGANIZATION (Details Narrative) - USD ($)			6 Months Ended
	Mar. 17, 2026	Nov. 21, 2024	Jun. 30, 2026
Restructuring Cost and Reserve [Line Items]
Conversion of stock, description			The equity was retrospectively adjusted based on an exchange ratio of 0.35, representing 2,237 shares exchanged for 782 shares (excluding escrowed shares), to reflect the equity structure of the accounting acquirer, Elong.
Purchase price	$ 10,000
Gain on disposal on assets	$ 22,600,000
TMT Acquisition Corp [Member] | Common Class A [Member]
Restructuring Cost and Reserve [Line Items]
Conversion of stock, description		At the Effective Time, each outstanding TMT Ordinary Share was converted into one Elong Class A Ordinary Share, each TMT Right was automatically converted into 0.2 of a TMT Ordinary Share and then into 0.2 of an Elong Class A Ordinary Share, and each TMT Unit was separated into its component securities and converted accordingly. As a result, an aggregate of 76 Elong Class A Ordinary Shares were issued to TMT stockholders.
Conversion of stock, shares issued		76